Acquisitions and Dispositions (Schedule of Consolidated Balance Sheets) (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
East Ohio
Business Acquisition [Line Items]
Current assets of discontinued operations	[1]	$ 423	$ 341
Investments		2	2
Property, plant and equipment, net		3,669	3,402
Regulatory assets		711	511
Other deferred charges and other assets, including intangible assets		1,275	1,319
Noncurrent assets of discontinued operations		5,657	5,234
Current liabilities of discontinued operations		1,262	951
Long-term debt		1,300	1,415
Deferred income taxes and investment tax credits		716	645
Regulatory liabilities		747	689
Other deferred credits and other liabilities		108	110
Noncurrent liabilities of discontinued operations		2,871	2,859
DGP
Business Acquisition [Line Items]
Current assets of discontinued operations		21	17
Noncurrent assets of discontinued operations	[2]	192	419
Current liabilities of discontinued operations		11	18
Deferred income taxes and investment tax credits		0	34
Other deferred credits and other liabilities		25	24
Noncurrent liabilities of discontinued operations		$ 25	$ 58

[1]	Includes cash and cash equivalents of $9 million and $3 million as of December 31, 2018 and 2017, respectively
[2]	Primarily property, plant and equipment, net.